THE ADVISORS' INNER CIRCLE FUND III

         BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND
                                  (THE "FUND")

                     SUPPLEMENT DATED JULY 24, 2017 TO THE
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JUNE 23, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

1. BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has voluntarily agreed to waive its fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses) from exceeding 0.30% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares. The Adviser intends to continue this voluntary fee waiver and expense reimbursement through June 30, 2018, but may discontinue all or a portion of it at any time.

2. The table under the "Fund Codes" heading in the "Purchasing, Selling, and Exchanging Fund Shares" section of the Prospectus is hereby deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                            SHARE
FUND  NAME                                                  CLASS              TICKER SYMBOL        CUSIP          FUND CODE
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Return Fixed Income Fund      Institutional Shares          BNPLX          00771X328         266-901
                                                     -------------------------------------------------------------------------------
                                                        Investor Shares            BNPMX          00771X310         266-902
                                                     -------------------------------------------------------------------------------
                                                         Retail Shares             BNPNX          00771X294         266-903
------------------------------------------------------------------------------------------------------------------------------------



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 BNP-SK-002-0100